Intangible assets - Schedule of goodwill based on cash-generating units (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	€ 13,668	€ 14,017
Banco Santander (Brazil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,321	3,679
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,444	1,444
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,304	1,304
Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Goodwill	1,169	1,159
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander US Auto
Disclosure of information for cash-generating units [line items]
Goodwill	1,035	1,003
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	998	998
Santander Holding USA (ex. Auto)
Disclosure of information for cash-generating units [line items]
Goodwill	839	814
Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	627	612
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	500	523
Banco Santander - Chile
Disclosure of information for cash-generating units [line items]
Goodwill	492	516
Ebury Partners
Disclosure of information for cash-generating units [line items]
Goodwill	333	350
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	216	206
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	€ 350	€ 369